Income Taxes - Schedule of Supplemental Cash Flow Disclosure (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income and withholding tax paid	$ 16,019	$ 11,874	$ 15,217